Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Value Index with the MSCI USA Small Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please add the following to the end of the third paragraph:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Index with the MSCI USA Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Global Allocation Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the FTSE World Index with the MSCI World Index (Net).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Large Cap Select Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/DFA U.S. Core Equity Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 3000 Index with the MSCI USA IMI Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Investment Strategies," for the JNL/Franklin Templeton Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 15% of its net assets in equity-linked notes, including up to 2% of the Fund's net assets in equity-linked notes on commodity-linked exchange-traded funds ("ETFs"). Equity-linked notes are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Risks of Investing in the Fund," for the JNL/Franklin Templeton Income Fund, please add the following:

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Mid Cap Value Index with the MSCI USA Mid Cap Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/JPMorgan Mid Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/MFS Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Value Index with the MSCI USA Mid Cap Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/PPM America Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap Value Index with the MSCI USA Mid Cap Value Index (Gross) and the Russell MidCap Index with the MSCI USA Mid Cap Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Established Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Mid Cap Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap® Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/WMC Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).

JNL Multi-Manager Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

JNL MULTI-MANAGER SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Value Index with the MSCI USA Small Value Index (Gross).

JNL/AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please add the following to the end of the third paragraph:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Index with the MSCI USA Index (Gross).

JNL/BLACKROCK GLOBAL ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Global Allocation Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the FTSE World Index with the MSCI World Index (Net).

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Large Cap Select Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

JNL/DFA U.S. CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/DFA U.S. Core Equity Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 3000 Index with the MSCI USA IMI Index (Gross).

JNL/FRANKLIN TEMPLETON INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Investment Strategies," for the JNL/Franklin Templeton Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 15% of its net assets in equity-linked notes, including up to 2% of the Fund's net assets in equity-linked notes on commodity-linked exchange-traded funds ("ETFs"). Equity-linked notes are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Risks of Investing in the Fund," for the JNL/Franklin Templeton Income Fund, please add the following:

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

JNL/INVESCO MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Mid Cap Value Index with the MSCI USA Mid Cap Value Index (Gross).

JNL/INVESCO SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

JNL/JPMORGAN MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/JPMorgan Mid Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

JNL/MFS MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/MFS Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Value Index with the MSCI USA Mid Cap Value Index (Gross).

JNL/PPM AMERICA MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/PPM America Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap Value Index with the MSCI USA Mid Cap Value Index (Gross) and the Russell MidCap Index with the MSCI USA Mid Cap Index (Gross).

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Established Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Mid Cap Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap® Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

JNL/T. ROWE PRICE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).

JNL/WMC VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 29, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/WMC Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).